Related Party Transactions (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Related Party Transactions Details Abstract
Salaries
Short-term employee benefits	476	461	962	922
Stock-based compensation	913,964	1,350,295	1,920,769	2,846,748
Total	$ 914,440	$ 1,350,756	$ 1,921,731	$ 2,847,670